Subsequent events - Additional information (Detail) - Share Purchase Warrant [Member]	Jan. 10, 2022 CAD ($) $ / shares shares
Excercise Of Warrants [Member]
Class of warrants or rights number of securities covered by the warrants or rights
Class of warrants or rights number of securities covered by the warrants or rights | shares	4,115,354
Gross proceeds from exercise of warrants | $	$ 2,263,445
Exercise price of warrants exercised | $ / shares	$ 0.55
Warrants Expired [Member]
Class of warrants or rights number of securities covered by the warrants or rights
Exercise price of warrants exercised | $ / shares	$ 0.55
Class of warrants number of securities called by the warrants | shares	586,803